Share capital and reserves - IPO Offering (Details)					12 Months Ended
	Nov. 08, 2021 CAD ($) shares	Nov. 08, 2021 USD ($) $ / shares shares	Oct. 15, 2021 CAD ($) shares	Oct. 15, 2021 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2022 $ / shares shares	Oct. 07, 2022 shares	Dec. 31, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Par value | $ / shares							$ 0		$ 0
Price per unit | $ / shares		$ 4.13
Aggregate gross proceeds	$ 1,825,159	$ 1,466,150
Warrants to purchase common shares | shares	355,000							910,000
Number of common shares issued | shares	3,261,000						15,030,687		12,989,687
Number of warrants issued | shares	3,341,900	3,341,900
Issuance costs recorded as a reduction of equity						$ 75,000
Number of shares issued from exercise of options | shares						51,106
Value of shares issued from exercise of options						$ 84,000
Amount transferred from reserves to share capital						65,172
Value of shares issued from exercise of warrants					$ 87	$ 2,855,983
Shares issued in exchange for services | shares						25,553
Value of Shares issued in exchange for services						$ 75,000
Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares				$ 4.77
Warrants expiration term			5 years	5 years
Warrants to purchase common shares | shares				435,900
Amount transferred from reserves to share capital						$ 32,387
Number of shares issued upon exercise of warrants | shares						651,583
Value of shares issued from exercise of warrants						$ 2,430,083
Amount transferred from derivative warrant liability to share capital						$ 425,900
US IPO Offering [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares			2,906,000	2,906,000
Number of shares per unit | shares			1	1
Par value | $ / shares				$ 0
Number of warrant per unit | shares			1	1
Number of shares per warrant | shares			1	1
Price per unit | $ / shares				$ 4.13
Aggregate gross proceeds			$ 14,851,850	$ 12,001,780
Proceeds allocated to derivative warrant liability			7,425,000
Proceeds allocated to common shares			$ 7,426,850
US IPO Offering [Member] | Finders' warrants
Disclosure of classes of share capital [line items]
Number of warrants issued | shares	145,300	145,300
Issuance costs	$ 2,300,549
Fair value of warrants	371,251
Issuance costs recorded as a reduction of equity	1,336,066
Transaction costs on derivative warrant liability and pre-funded warrants	$ 1,335,734